Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Goodwill
A summary of goodwill is as follows:

Balance, December 31, 2017	$—
Acquisition (Note 14)	6,066
Balance, December 31, 2018	6,066
Cannex acquisition (Note 14)	166,557
Om Acquisition (Note 14)	1,435
PHX Acquisition (Note 14)	6,225
Impairment	(146,295)

Balance, December 31, 2019	$33,988

Summary Of Intangible Assets

	Licenses	Customer Relationships	Non-Competition Agreements	Trademarks	Know-How	Total
Balance, December 31, 2017	$1,141	—	$—	$—	$—	$1,141
Acquisition (Note 14)	17,600	2,900	250	100	—	20,850
Accumulated amortization	—	(73)	(13)	(12)	—	(98)

Balance, December 31, 2018	$18,741	$2,827	$237	$88	$—	$21,893

Cannex acquisition (Note 14)	—	—	—	3,900	9,700	13,600
Om of Medicine acquisition (Note 14)	7,700	—	—	—	—	7,700
Accumulated amortization	—	(580)	(100)	(263)	(808)	(1,751)

Balance, December 31, 2019	$26,441	$2,247	$137	$3,725	$8,892	$41,442

Summary Of Key Assumptions Used In Computation Of Recoverable Amount For Each CGU
Key assumptions used in calculating the recoverable amount for each CGU tested for impairment as at December 31, 2019 is outlined in the following:

	Production CGU	Pure Ratios CGU	Real Estate CGU	Om of Medicine CGU	Healthy Pharms, Inc., (Retail) CGU
Terminal value growth rate	3.0%	3.0%	N/A	3.0%	3.0%
Discount rate	40.0%	30.0%	17.5%	22.5%	30.0%
Five year compound annual revenue growth rate	59.8%	81.4%	N/A	29.5%	27.3%